N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2013

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Annual Report
July 31, 2013

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the year ended July 31, 2013. Each Funds' portfolio and related financial statements are presented within for your review.

In the months leading up to the end of the period the U.S. economy continued its recovery, although at a slower pace. While the labor market job growth was somewhat tempered, consumer confidence remained positive and the housing recovery continued as historically low mortgage rates spurred sales in both new and existing home sales. The Federal Reserve continued its accommodation policy of purchasing U.S. Treasuries and mortgage agency securities to the tune of $85 billion per month known as Quantitative Easing (QE3). Then on May 22 came a bombshell with Federal Reserve Chairman Ben Bernanke's statement to Congress that the Federal Reserve may start reducing its bond purchases.

What followed was a sell off in bonds not seen since the financial crisis of 2008. The 10-year U.S. Treasury bond yielded 1.63% in early May and finished July yielding 2.59%. Municipal bonds suffered as well with the 10-year "AAA" rated Municipal Market Date (MMD) municipal bond index reacting similarly with a yield of 2.67% at the end of July compared to 1.86% on May 22. The rise in yields resulted in a flight out of bond funds in record numbers. In June, U.S. bond funds saw $60 billion dollars in redemptions, the largest outflow on record going back to 1961 according to estimates by the Investment Company Institute. In the wake of these big losses and increased volatility, most Fed governors have back-pedaled, rushing to state that the end of the stimulus would only occur if employment showed big increases and inflation increased.

While the current fixed income market has been volatile, it is still uncertain if the rapid rise in interest rates will continue. A case can be made that perhaps the recent bond sell-off presents an attractive opportunity. This rapid rate move has occurred six times over the past 30 years, and although this move in rates might not be over yet, the markets have typically recovered following these sharp swings. Should the economy slow due to global pressures and higher rates, we could see a retracement, however, should growth increase from here the low rate environment will likely subside without retracement.

Notably, we feel municipal bonds will continue to be an attractive asset class among fixed income investors and we will continue to follow our disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market volatility leads us to favor high quality, higher coupon bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders.

The Kansas Municipal Fund began the period at $11.12 per share and ended the period at $10.56 per share for a total return of -2.37%*. This compares to the Barclays Capital Municipal Index's return of -2.20%. At the end of the period the average weighted coupon of the Fund at market value was 4.87%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Shawnee County USD #345, 5.00% coupon, due 2025; Johnson County USD #231, 5.00% coupon, due 2025; and Reno County General Obligation, 4.00% coupon, due 2023.

The Nebraska Municipal Fund began the period at $10.69 per share and ended the period at $9.99 per share for a total return of -3.96%*. This compares to the Barclays Capital Municipal Index's return of -2.20%. At the end of the period the average weighted coupon of the Fund at market value was 4.85%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Papio Natural Resource District General Obligation, 5.00% coupon, due 2026; Lincoln Solid Waste Rev, 4.00% coupon, due 2025; and Omaha Convention Center General Obligation, 5.25% coupon, due 2027.

The Oklahoma Municipal Fund began the period at $11.93 per share and ended the period at $11.20 per share for a total return of -3.54%*. This compares to the Barclays Capital Municipal Index's return of -2.20%. At the end of the period the average weighted coupon of the Fund at market value was 4.80%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Sapulpa Municipal Authority Rev, 5.00% coupon, due 2028; Claremore Utility Rev, 4.00% coupon, due 2019; and Oklahoma Turnpike Authority, 5.00% coupon, due 2023.

The Maine Municipal Fund began the period at $11.36 per share and ended the period at $10.79 per share for a total return of -2.37%*. This compares to the Barclays Capital Municipal Index's return of -2.20%. At the end of the period the average weighted coupon of the Fund at market value was 4.82%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period included: Portland General Obligation, 5.00% coupon, due 2021; Portland Airport Rev, 5.00% coupon, due 2022; and Scarborough General Obligation, 4.00% coupon, due 2028.

The New Hampshire Municipal Fund began the period at $11.07 per share and ended the period at $10.55 per share for a total return of -2.19%*. This compares to the Barclays Capital Municipal Index's return of -2.20%. At the end of the period the average weighted coupon of the Fund at market value was 4.67%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Carroll County General Obligation, 4.00% coupon, due 2020; Hooksett School District General Obligation, 5.00% coupon, due 2022; and NH Health & Ed Facilities (Pinkerton Academy), 4.875% coupon, due 2035.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.28%, 1.19%, 1.28%, and 1.68%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.08%, 1.08%, 1.08%, 1.08%, and 1.08%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,622	$10,000
7/30/04	$10,171	$9,786	$10,578
7/29/05	$10,193	$9,807	$11,252
7/31/06	$10,640	$10,238	$11,539
7/31/07	$10,965	$10,550	$12,031
7/31/08	$11,283	$10,856	$12,373
7/31/09	$11,741	$11,297	$13,005
7/30/10	$12,460	$11,988	$14,196
7/29/11	$12,836	$12,350	$14,655
7/31/12	$13,872	$13,347	$16,195
7/31/13	$13,543	$13,031	$15,839

Average Annual Total Returns for the periods ended July 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	-2.37%	2.81%	3.72%	3.08%	4.28%
With sales charge (3.75%)	-6.01%	1.51%	2.92%	2.68%	4.10%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,628	$10,000
7/30/04	$10,359	$9,973	$10,578
7/29/05	$10,339	$9,955	$11,252
7/31/06	$10,846	$10,443	$11,539
7/31/07	$11,189	$10,773	$12,031
7/31/08	$11,501	$11,073	$12,373
7/31/09	$11,927	$11,484	$13,005
7/30/10	$12,600	$12,131	$14,196
7/29/11	$13,014	$12,530	$14,655
7/31/12	$14,085	$13,562	$16,195
7/31/13	$13,527	$13,024	$15,839

Average Annual Total Returns for the periods ended July 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	-3.96%	2.39%	2.51%	3.07%	3.63%
With sales charge (3.75%)	-7.59%	1.09%	3.07%	2.68%	3.43%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,627	$10,000
7/30/04	$10,367	$9,980	$10,578
7/29/05	$10,680	$10,281	$11,252
7/31/06	$11,149	$10,732	$11,539
7/31/07	$11,494	$11,065	$12,031
7/31/08	$11,610	$11,177	$12,373
7/31/09	$12,107	$11,655	$13,005
7/30/10	$13,029	$12,543	$14,196
7/29/11	$13,570	$13,063	$14,655
7/31/12	$14,832	$14,278	$16,195
7/31/13	$14,306	$13,772	$15,839

Average Annual Total Returns for the periods ended July 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	-3.54%	3.16%	4.26%	3.64%	3.99%
With sales charge (3.75%)	-7.12%	1.84%	3.47%	3.25%	3.76%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,627	$10,000
7/30/04	$10,395	$10,008	$10,578
7/29/05	$10,318	$9,934	$11,252
7/31/06	$10,743	$10,343	$11,539
7/31/07	$11,053	$10,642	$12,031
7/31/08	$11,432	$11,006	$12,373
7/31/09	$12,029	$11,581	$13,005
7/30/10	$12,690	$12,217	$14,196
7/29/11	$13,006	$12,521	$14,655
7/31/12	$14,150	$13,622	$16,195
7/31/13	$13,815	$13,300	$15,839

Average Annual Total Returns for the periods ended July 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	-2.37%	2.87%	3.86%	3.28%	4.58%
With sales charge (3.75%)	-6.01%	1.58%	3.06%	2.89%	4.39%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,622	$10,000
7/30/04	$10,474	$10,078	$10,578
7/29/05	$10,285	$9,896	$11,252
7/31/06	$10,671	$10,267	$11,539
7/31/07	$10,994	$10,578	$12,031
7/31/08	$11,403	$10,971	$12,373
7/31/09	$11,932	$11,480	$13,005
7/30/10	$12,573	$12,098	$14,196
7/29/11	$12,905	$12,417	$14,655
7/31/12	$13,814	$13,292	$16,195
7/31/13	$13,511	$13,000	$15,839

Average Annual Total Returns for the periods ended July 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	-2.19%	2.42%	3.45%	3.05%	4.20%
With sales charge (3.75%)	-5.85%	1.12%	2.67%	2.66%	4.00%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2013

General Obligation	40.5%
Other Revenue	17.8%
Health Care	17.5%
Utilities	15.5%
Education	4.6%
Cash Equivalents and Other	2.1%
Transportation	1.5%
Housing	0.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2013

	Principal Amount	Fair Value
MUNICIPAL BONDS (97.9%)

Education (4.6%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$369,208
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	316,611
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	475,191
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	205,664
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	529,170
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	111,614
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	955,000	974,558
		2,982,016
General Obligation (40.5%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	510,450
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	623,028
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	576,020
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	184,256
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	112,797
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	108,308
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	563,833
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	375,000	378,761
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,059
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	237,020
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	352,570
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	102,209
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	127,348
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	274,478
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	410,813
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	267,738
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	262,505
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	523,025
Franklin Cnty KS USD # 290 4.000% 09/01/16	100,000	103,879
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	676,949
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	277,733
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	235,510
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,177,010
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	557,705
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,198,117
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	274,380
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	526,625
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	109,212
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	168,306
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	260,610
Junction City KS Unlimited GO 3.500% 09/01/16	120,000	129,317
Junction City KS Unlimited GO 4.100% 09/01/20	750,000	818,715
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	108,276
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	108,281
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	106,982
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	331,922
Leavenworth Cnty KS USD #449 3.300% 09/01/28	250,000	239,345
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	221,780
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	320,781
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,063,490
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	115,695
Manhattan KS GO 5.000% 11/01/28	130,000	139,075
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	309,103
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	161,678
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	257,763
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	362,222
Neosho Cnty KS USD #413 4.000% 09/01/31	750,000	687,690
Neosho Cnty KS USD #413 4.000% 09/01/32	750,000	684,735
Newton KS Unlimited GO 5.000% 09/01/21	100,000	114,862
Newton KS Unlimited GO 4.750% 09/01/29	435,000	456,837
Olathe KS GO 4.000% 10/01/19	100,000	107,003
Park City KS 5.100% 12/01/20	200,000	228,378
Park City KS 5.500% 12/01/24	100,000	112,210
Park City KS 6.000% 12/01/29	500,000	554,635
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	269,333
Reno County Kansas GO 4.000% 09/01/23	175,000	182,716
Salina KS GO 4.625% 10/01/27	200,000	207,750
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	270,468
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	271,485
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	117,187
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	562,940
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	15,931
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	814,515
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	261,705
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	597,282
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	409,028
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	521,885
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	712,836
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	278,002
Wichita KS GO 4.500% 09/01/22	150,000	161,625
Wichita KS GO 4.750% 09/01/27	180,000	191,806
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	163,035
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	267,930
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	526,615
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	117,047
Wyandotte Cnty KS USD #500 5.250% 09/01/13	250,000	251,063
		26,104,213
Health Care (17.5%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,013,330
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	271,542
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	270,597
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	106,923
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	254,193
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	499,790
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	521,200
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	414,485
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	505,310
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	256,570
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,003,230
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	766,725
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	510,835
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	301,734
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	527,180
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	270,063
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	265,863
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	506,140
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	506,850
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	252,915
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	233,023
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	414,829
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,088,790
Univ KS Hosp Auth 5.000% 09/01/26	100,000	103,650
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	356,421
		11,222,188
Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	80,000	80,006
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	220,000	220,194
		300,200
Other Revenue (17.8%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	166,947
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	346,530
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	369,145
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	102,067
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,053,320
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	480,015
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	259,660
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,010
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,381,912
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	517,030
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	271,027
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	265,071
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	140,267
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	384,590
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	254,495
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	257,785
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	267,253
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	140,000	144,033
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	519,220
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	519,150
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,031,500
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	521,575
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	421,800
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	285,169
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	588,624
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	511,890
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	395,972
		11,476,057
Transportation (1.5%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	256,963
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	264,625
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	305,000	330,590
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	140,228
		992,406
Utilities (15.5%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	575,000	580,083
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,006,420
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	247,965
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	488,760
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	756,510
Kansas Power Pool Elec Util Rev 3.000% 08/01/22	325,000	301,327
Kansas Power Pool Elec Util Rev 4.000% 12/01/31	250,000	213,037
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/28	250,000	253,010
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	752,557
*Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,477,086
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	503,960
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	276,710
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	325,728
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	219,488
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	105,503
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	220,348
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	536,755
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	255,295
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,273,238
Wyandotte Cnty KS Govt Util Sys Rev 3.400% 10/01/27	245,000	213,848
		10,007,628

TOTAL MUNICIPAL BONDS (COST: $62,010,155)		$63,084,708

SHORT-TERM SECURITIES (1.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $683,744)	683,744	$683,744

TOTAL INVESTMENTS IN SECURITIES (COST: $62,693,899) (99.0%)		$63,768,452
OTHER ASSETS LESS LIABILITIES (1.0%)		636,060

NET ASSETS (100.0%)		$64,404,512

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of July 31, 2013.

^	Variable rate security; rate shown represents rate as of July 31, 2013.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2013

Utilities	30.5%
Education	23.0%
General Obligation	20.0%
Health Care	11.9%
Other Revenue	7.7%
Cash Equivalents and Other	3.1%
Housing	2.2%
Transportation	1.6%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2013

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.9%)

Education (23.0%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$363,975
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,586,805
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	205,254
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	891,790
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	199,908
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,025,410
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	253,367
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	257,260
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	387,196
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	544,590
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	622,686
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	261,690
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	625,416
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	260,085
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	256,108
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	293,183
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,033,310
Univ of NE Rev Lincoln Student 5.000% 07/01/28	250,000	253,860
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	259,877
		9,581,770
General Obligation (20.0%)
Buffalo County NE GO 4.000% 12/15/30	135,000	135,221
Buffalo County NE GO 4.000% 12/15/31	500,000	478,835
Buffalo County NE GO 4.250% 12/15/34	295,000	295,584
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	247,300
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	253,140
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	554,420
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	267,072
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	418,800
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	101,079
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,605,626
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,188,300
Omaha NE Various Purpose 4.250% 10/15/26	500,000	515,155
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	277,697
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	265,460
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	256,660
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	256,322
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	268,495
Ralston NE Arena GO 4.500% 09/15/31	500,000	488,615
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	442,838
		8,316,619
Health Care (11.9%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,650
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	251,490
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	244,957
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	273,925
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	520,975
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	801,948
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	428,160
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,028,510
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	266,130
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	262,553
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	259,425
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	252,588
Madison Cnty NE Hosp Rev Faith Reg Hlth 5.500% 07/01/21	100,000	105,413
		4,946,724
Housing (2.2%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	256,040
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	131,641
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	512,355
		900,036
Other Revenue (7.7%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	771,465
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	504,790
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	115,646
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,096,330
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	473,335
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	250,000	253,875
		3,215,441
Transportation (1.6%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	545,585
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	145,064
		690,649
Utilities (30.5%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,004,880
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	499,860
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	476,375
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	251,180
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	250,200
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	750,000	716,730
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,048,110
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	275,450
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	253,403
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	286,743
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	404,596
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	262,333
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	254,873
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	772,860
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	249,380
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/27	250,000	246,428
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	212,961
Mun Energy Agy of NE 5.000% 04/01/30	500,000	521,995
Mun Energy Agy of NE 5.000% 04/01/32	100,000	104,278
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	245,700
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	535,095
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	268,928
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	409,760
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	275,000
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	107,699
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	520,000	573,336
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	263,610
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	100,500
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	266,335
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,023,740
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	264,485
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	273,445
		12,700,268

TOTAL MUNICIPAL BONDS (COST: $40,848,546)		$40,351,507

SHORT-TERM SECURITIES (2.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $955,137)	955,137	$955,137

TOTAL INVESTMENTS IN SECURITIES (COST: $41,803,683) (99.2%)		$41,306,644
OTHER ASSETS LESS LIABILITIES (0.8%)		325,867

NET ASSETS (100.0%)		$41,632,511

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of July 31, 2013.

^	Variable rate security; rate shown represents rate as of July 31, 2013.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2013

Utilities	38.1%
Education	19.9%
Other Revenue	15.2%
Transportation	13.4%
General Obligation	7.5%
Housing	2.4%
Cash Equivalents and Other	2.3%
Health Care	1.2%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2013

	Principal Amount	Fair Value
MUNICIPAL BONDS (97.7%)

Education (19.9%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$345,593
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	143,686
OK Agric & Mech Colleges Rev (OK St Univ) 4.500% 08/01/35	450,000	451,876
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	1,130,000	1,129,988
OK Agric & Mech Colleges Rev (OK St Univ) 4.375% 08/01/35	200,000	200,658
OK Community College Student Fac Rev 4.375% 07/01/30	750,000	749,212
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	90,000	90,018
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,033
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	252,785
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	258,393
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	150,253
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	251,647
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	523,540
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	260,070
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,029,540
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	249,870
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	251,507
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	254,467
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,024,560
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	256,140
Univ of OK Rev 5.000% 07/01/37	290,000	305,526
		8,279,362
General Obligation (7.5%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	180,667
Broken Arrow Untld GO 4.125% 08/01/31	250,000	250,757
Lawton OK Unltd GO 2.250% 05/01/23	380,000	346,867
Oklahoma City OK 4.250% 03/01/22	110,000	114,066
Oklahoma City OK 5.000% 03/01/27	400,000	429,404
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,071,920
Tulsa OK GO 4.500% 03/01/23	700,000	720,391
		3,114,072
Health Care (1.2%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	254,773
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	251,955
		506,728
Housing (2.4%)
OK Hsg Fin 5.050% 09/01/23	445,000	449,855
OK Hsg Fin 5.150% 09/01/29	225,000	226,334
OK Hsg Fin 5.200% 09/01/32	225,000	227,655
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	45,000	46,692
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	40,000	41,006
		991,542
Other Revenue (15.2%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	280,274
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	252,760
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	266,595
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	257,747
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	512,105
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	256,827
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	269,880
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	156,044
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	512,275
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,525
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	103,963
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	208,344
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	264,315
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	514,955
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	554,493
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	431,231
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	233,151
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	249,116
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	361,145
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	506,610
		6,296,355
Transportation (13.4%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	281,430
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	273,273
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	254,090
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,048,100
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,037,940
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	269,245
OK St Turnpike Auth Rev 4.000% 01/01/31	250,000	247,538
OK St Turnpike Auth 5.000% 01/01/23	500,000	579,680
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	268,495
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,530
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	285,618
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,530
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	505,855
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	255,368
		5,569,692
Utilities (38.1%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	327,984
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	103,774
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	463,379
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	156,248
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	258,203
Glenpool Util Rev 5.100% 12/01/35	250,000	259,423
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,088,360
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	208,924
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,112,960
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	511,555
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	101,000
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	236,595
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,185,520
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	441,146
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	259,148
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	251,620
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	270,970
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,480,518
OK Wtr Resources Brd 5.000% 04/01/28	500,000	548,085
OK Wtr Resources Brd 5.000% 04/01/32	140,000	150,088
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	116,930
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	172,487
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	157,731
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	101,173
Sand Springs OK Muni Auth Util Sys Rev 4.00% 11/01/27	500,000	479,715
Sapulpa OK Mun Auth Util Sys Rev 4.250% 07/01/37	1,000,000	861,270
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	801,300
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	103,239
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	626,086
		15,835,431

TOTAL MUNICIPAL BONDS (COST: $40,644,039)		$40,593,182

SHORT-TERM SECURITIES (2.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,020,400)	1,020,400	$1,020,400

TOTAL INVESTMENTS IN SECURITIES (COST: $41,664,439) (100.2%)		$41,613,582
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(62,457)

TOTAL ASSETS (100.0%)		$41,551,125

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of July 31, 2013.

^	Variable rate security; rate shown represents rate as of July 31, 2013.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2013

General Obligation	26.2%
Health Care	17.9%
Education	13.8%
Transportation	12.4%
Cash Equivalents and Other	9.4%
Other Revenue	8.5%
Utilities	5.9%
Housing	5.9%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2013

	Principal Amount	Fair Value
MUNICIPAL BONDS (90.6%)

Education (13.8%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$145,000	$150,523
ME Ed Loan Auth 4.450% 12/01/25	100,000	102,359
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	747,111
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	5,000	5,007
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	143,358
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	252,715
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	282,477
Regl Sch Unit #1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	107,933
Univ of ME Sys Rev 4.625% 03/01/29	100,000	100,998
Univ of ME Sys Rev 4.750% 03/01/37	550,000	554,163
		2,446,644
General Obligation (26.2%)
Auburn ME GO 4.500% 09/01/22	100,000	111,892
Bangor ME 4.000% 09/01/24	155,000	163,480
Falmouth ME GO 4.250% 11/15/31	200,000	200,678
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	159,729
Gorham ME Unlimited GO 4.000% 10/01/23	100,000	108,741
Gray ME Unlimited GO 4.000% 10/15/26	280,000	293,835
Gray ME Unlimited GO 4.000% 10/15/27	280,000	289,646
Lewiston ME GO 5.000% 04/01/22	500,000	515,910
Lewiston ME GO 5.000% 04/01/24	250,000	258,487
Lewiston ME GO 4.500% 01/15/25	200,000	204,132
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	266,660
Portland ME 4.250% 05/01/29	150,000	152,053
Portland ME 4.125% 10/01/29	100,000	102,245
Portland ME UNLTD GO 5.000% 08/01/21	125,000	147,326
Saco ME GO 4.000% 04/01/28	100,000	101,791
Scarborough ME GO 4.400% 11/01/31	250,000	265,437
Scarborough ME GO 4.400% 11/01/32	480,000	509,203
Scarborough ME GO 4.000% 11/01/28	100,000	98,642
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	257,038
Waterville ME Unltd GO 3.000% 04/01/25	250,000	244,348
Westbrook ME GO 4.250% 10/15/20	180,000	182,705
		4,633,978
Health Care (17.9%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	100,000	100,801
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	269,427
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	345,651
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	613,434
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	120,479
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	283,597
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	254,990
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	190,884
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	221,140
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	560,795
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	202,029
		3,163,227
Housing (5.9%)
ME St Hsg Auth 4.000% 11/15/24	85,000	87,609
*ME St Hsg Auth 5.000% 11/15/29	350,000	357,728
ME St Hsg Auth 4.700% 11/15/27	250,000	255,195
ME St Hsg Auth 4.375% 11/15/25	100,000	99,313
ME St Hsg Auth 5.150% 11/15/32	250,000	250,878
		1,050,723
Other Revenue (8.5%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	125,431
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	204,156
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	112,177
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	139,721
ME Mun Bd Bk (Swr & Wtr) Rev Prerefunded 4.900% 11/01/24	95,000	96,120
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,026
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	610,939
PR Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	200,000	202,207
		1,495,777
Transportation (12.4%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,106,540
ME St Tpk Auth 5.125% 07/01/30	500,000	512,085
Portland ME Airport Rev 5.250% 01/01/35	250,000	253,565
Portland ME Airport Rev 5.000% 07/01/22	100,000	111,815
Portland ME Airport Rev 5.000% 07/01/23	100,000	110,921
Portland ME Airport Rev 5.000% 07/01/24	100,000	108,753
		2,203,679
Utilities (5.9%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	536,445
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	510,595
		1,047,040

TOTAL MUNICIPAL BONDS (COST: $15,730,192)		$16,041,068

SHORT-TERM SECURITIES (8.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,523,402)	1,523,402	$1,523,402

TOTAL INVESTMENTS IN SECURITIES (COST: $17,253,594) (99.2%)		$17,564,470
OTHER ASSETS LESS LIABILITIES (0.8%)		137,553

NET ASSETS (100.0%)		$17,702,023

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of July 31, 2013.

^	Variable rate security; rate shown represents rate as of July 31, 2013.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2013

General Obligation	42.2%
Health Care	18.9%
Housing	11.4%
Education	8.7%
Utilities	6.9%
Other Revenue	4.9%
Cash Equivalents and Other	3.9%
Transportation	3.1%
100%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2013

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.1%)

Education (8.7%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$50,546
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	70,725
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	219,866
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	110,673
		451,810
General Obligation (42.2%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	109,436
Concord NH 4.600% 10/15/14	100,000	100,116
Concord NH 4.000% 01/15/24	100,000	107,691
Dover NH GO 4.000% 6/15/28	100,000	100,498
*Hampton NH GO 4.000% 12/15/20	200,000	208,376
Hillsborough NH GO 4.000% 11/01/20	100,000	103,375
Hillsborough NH GO 4.000% 11/01/21	100,000	103,628
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	117,153
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	110,809
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	103,656
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	103,995
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	103,580
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	182,225
NH St Cap Impt GO 4.750% 03/01/27	100,000	105,615
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	104,703
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	98,476
Rochester NH GO 4.750% 07/15/20	300,000	317,037
		2,180,369
Health Care (18.9%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	105,986
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	105,977
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	104,460
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	102,428
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	152,447
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	106,850
NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	105,183
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	117,199
NH St Health & Edu. Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	73,766
		974,296
Housing (11.4%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	75,000	74,971
NH St Hsg Single Fam Rev 5.000% 07/01/30	70,000	70,069
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	95,000	95,266
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	152,174
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	90,000	94,853
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	104,098
		591,431
Other Revenue (4.9%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	153,572
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	100,000	101,550
		255,122
Transportation (3.1%)
NH St Turnpike Sys Rev 4.000% 08/01/29	75,000	72,079
NH St Turnpike Sys Rev 4.000% 08/01/38	100,000	88,026
		160,105
Utilities (6.9%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	101,598
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	253,962
		355,560

TOTAL MUNICIPAL BONDS (COST: $4,970,216)		$4,968,693

SHORT-TERM SECURITIES (3.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $175,794)	175,794	$175,794

TOTAL INVESTMENTS IN SECURITIES (COST: $5,146,010) (99.5%)		$5,144,487
OTHER ASSETS LESS LIABILITIES (0.5%)		28,343

NET ASSETS (100.0%)		$5,172,830

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of July 31, 2013.

^	Variable rate security; rate shown represents rate as of July 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2013

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$62,693,899	$41,803,683	$41,664,439	$17,253,594	$5,146,010

Investments in securities, at fair value	$63,768,452	$41,306,644	$41,613,582	$17,564,470	$5,144,487
Cash	0	11	0	0	1
Receivable for Fund shares sold	0	0	35,402	12,000	0
Accrued dividends receivable	5	9	5	12	1
Accrued interest receivable	942,316	455,618	436,304	166,491	42,174
Receivable due from broker	0	0	2,578	0	0
Prepaid expenses	2,256	5,668	2,356	2,074	1,315
Total assets	$64,713,029	$41,767,950	$42,090,227	$17,745,047	$5,187,978

LIABILITIES
Payable for Fund shares redeemed	$171,144	$38,856	$432,820	$3,541	$2,000
Dividends payable	52,470	43,050	52,186	14,914	4,465
Trustees' fees payable	2,628	1,792	1,692	714	205
Payable to affiliates	59,005	36,974	38,339	16,208	4,290
Accrued expenses	23,270	14,767	14,065	7,647	4,188
Total liabilities	$308,517	$135,439	$539,102	$43,024	$15,148

NET ASSETS	$64,404,512	$41,632,511	$41,551,125	$17,702,023	$5,172,830

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$64,009,644	$42,233,980	$41,924,149	$17,380,926	$5,167,625
Accumulated net realized gain (loss) on investments	(683,495)	(108,876)	(322,810)	0	(529)
Accumulated undistributed net investment income (loss)	3,810	4,446	643	10,221	7,257
Unrealized appreciation (depreciation) on investments	1,074,553	(497,039)	(50,857)	310,876	(1,523)

NET ASSETS	$64,404,512	$41,632,511	$41,551,125	$17,702,023	$5,172,830

Shares outstanding	6,097,515	4,169,282	3,708,961	1,640,288	490,365
Net asset value per share*	$10.56	$9.99	$11.20	$10.79	$10.55
Public offering price (sales charge of 3.75%)	$10.97	$10.38	$11.64	$11.21	$10.96

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2013

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$2,512,347	$1,771,627	$1,657,389	$709,464	$194,848
Dividends	1,025	742	445	263	58
Total investment income	$2,513,372	$1,772,369	$1,657,834	$709,727	$194,906

EXPENSES
Investment advisory fees	$328,114	$233,319	$219,434	$92,529	$26,361
Distribution (12b-1) fees	164,057	116,659	109,717	46,264	13,181
Transfer agent fees	91,872	65,329	61,442	25,908	7,381
Administrative service fees	115,872	89,329	85,442	49,908	31,381
Professional fees	15,394	10,775	10,367	5,837	3,419
Reports to shareholders	3,772	2,170	1,930	1,045	340
License, fees, and registrations	2,997	12,509	3,665	2,395	1,445
Audit fees	16,018	10,120	9,187	3,767	1,173
Trustees' fees	4,264	3,045	2,856	1,202	342
Transfer agent out-of-pockets	4,991	2,653	1,940	1,444	503
Custodian fees	9,881	6,977	6,252	3,285	1,752
Legal fees	6,110	4,394	4,111	1,728	495
Insurance expense	1,626	1,049	1,028	450	114
Total expenses	$764,968	$558,328	$517,371	$235,762	$87,887
Less expenses waived or reimbursed	(56,242)	(54,359)	(43,394)	(35,900)	(30,947)
Total net expenses	$708,726	$503,969	$473,977	$199,862	$56,940

NET INVESTMENT INCOME (LOSS)	$1,804,646	$1,268,400	$1,183,857	$509,865	$137,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(6,628)	$(44,415)	$(36,223)	$911	$12,235
Net change in unrealized appreciation (depreciation) on investments	(3,519,144)	(3,048,207)	(2,713,305)	(958,224)	(269,503)
Net realized and unrealized gain (loss) on investments	$(3,525,772)	$(3,092,622)	$(2,749,528)	$(957,313)	$(257,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,721,126)	$(1,824,222)	$(1,565,671)	$(447,448)	$(119,302)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2013

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,804,646	$1,268,400	$1,183,857	$509,865	$137,966
Net realized gain (loss) from investment transactions	(6,628)	(44,415)	(36,223)	911	12,235
Net change in unrealized appreciation (depreciation) on investments	(3,519,144)	(3,048,207)	(2,713,305)	(958,224)	(269,503)
Net increase (decrease) in net assets resulting from operations	$(1,721,126)	$(1,824,222)	$(1,565,671)	$(447,448)	$(119,302)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,803,754)	$(1,267,606)	$(1,183,754)	$(508,520)	$(136,136)
Net realized gain on investments	0	0	0	0	0
Total distributions	$(1,803,754)	$(1,267,606)	$(1,183,754)	$(508,520)	$(136,136)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,926,421	$6,243,483	$8,923,244	$1,586,347	$1,615,825
Shares issued in connection with fund acquisition	19,918,973	0	0	0	0
Proceeds from reinvested dividends	1,230,312	798,603	643,137	326,428	80,581
Cost of shares redeemed	(7,239,629)	(8,356,131)	(8,519,264)	(1,338,672)	(1,122,042)
Net increase (decrease) in net assets resulting from capital share transactions	$19,836,077	$(1,314,045)	$1,047,117	$574,103	$574,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	$16,311,197	$(4,405,873)	$(1,702,308)	$(381,865)	$318,926
NET ASSETS, BEGINNING OF PERIOD	$48,093,315	46,038,384	$43,253,433	$18,083,888	$4,853,904
NET ASSETS, END OF PERIOD	$64,404,512	$41,632,511	$41,551,125	$17,702,023	$5,172,830

Accumulated undistributed net investment income	$3,810	$4,446	$643	$10,221	$7,257

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2012

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,556,638	$1,265,986	$1,139,828	$532,880	$135,723
Net realized gain (loss) from investment transactions	17,365	3,269	68,237	36	6,064
Net change in unrealized appreciation (depreciation) on investments	2,027,310	1,827,535	2,173,153	910,865	156,347
Net increase (decrease) in net assets resulting from operations	$3,601,313	$3,096,790	$3,381,218	$1,443,781	$298,134

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,555,982)	$(1,264,817)	$(1,139,730)	$(531,606)	$(133,979)
Net realized gain on investments	0	0	0	0	0
Total distributions	$(1,555,982)	$(1,264,817)	$(1,139,730)	$(531,606)	$(133,979)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,096,652	$10,883,146	$10,285,216	$1,943,478	$1,044,329
Proceeds from reinvested dividends	1,009,162	840,395	606,757	337,490	70,343
Cost of shares redeemed	(4,233,034)	(3,325,086)	(3,035,590)	(1,285,747)	(574,542)
Net increase (decrease) in net assets resulting from capital share transactions	$872,780	$8,398,455	$7,856,383	$995,221	$540,130

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,918,111	$10,230,428	$10,097,871	$1,907,396	$704,285
NET ASSETS, BEGINNING OF PERIOD	$45,175,204	$35,807,956	$33,155,56	$16,176,492	$4,149,619
NET ASSETS, END OF PERIOD	$48,093,315	$46,038,384	$43,253,433	$18,083,888	$4,853,904

Accumulated undistributed net investment income	$2,191	$5,934	$541	$8,876	$5,571

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 4 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2009.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Acquisition of Fund

On September 28, 2012, Kansas Municipal Fund acquired all the assets and assumed all of the liabilities of Kansas Insured Intermediate Fund pursuant to a Plan of Reorganization approved by the shareholders of Kansas Insured Intermediate Fund on September 17, 2012. The purpose of the transaction was to combine two funds managed by Viking Fund Management with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,788,059 shares of Kansas Municipal Fund (valued at $19,918,973) for 1,695,625 shares of Kansas Insured Intermediate Fund outstanding on September 28, 2012. Kansas Insured Intermediate Fund's net assets at that date ($19,918,973), including $1,380,074 of unrealized appreciation and $2,042 of capital loss carryforwards, were combined with those of Kansas Municipal Fund. There were no undistributed income or gain amounts unpaid prior to the merger. The aggregate net assets of Kansas Municipal Fund and Kansas Insured Intermediate Fund immediately before the acquisition were $49,902,063 and $19,918,973, respectively. The combined assets immediately after the acquisition amounted to $69,821,036 for 6,267,955 shares outstanding. Pursuant to the Plan of Reorganization, the Kansas Municipal Fund and the Kansas Insured Intermediate Fund did not bear any expenses in connection to the Reorganization.

After the Plan of Reorganization was completed, the Kansas Municipal Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Kansas Insured Intermediate Fund. The Kansas Municipal Fund elected to maintain the tax cost basis of the investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of Kansas Municipal Fund, Kansas Municipal Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:

Net investment income	$1,890,109
Net gain (loss) on investments	(8,670)
Net change in unrealized appreciation (depreciation) on investments	(3,508,925)
Net increase (decrease) in net assets resulting from operations	($1,627,486)

Because the combined investment portfolios have been managed as a single integrated portfolio (no costs of purchases and proceeds of sale of portfolio securities occurred in an effort to realign the combined portfolio after the Plan of Reorganization) since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Kansas Insured Intermediate Fund that have been included in Kansas Municipal Fund's statement of operations since September 28, 2012.

NOTE 4: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of July 31, 2013:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$683,744	$0	$0	$683,744
	Municipal Bonds	0	63,084,708	0	63,084,708
	Total	$683,744	$63,084,708	$0	$63,768,452

NE Muni Fund	Short-Term Securities	$955,137	$0	$0	$955,137
	Municipal Bonds	0	40,351,507	0	40,351,507
	Total	$955,137	$40,351,507	$0	$41,306,644

OK Muni Fund	Short-Term Securities	$1,020,400	$0	$0	$1,020,400
	Municipal Bonds	0	40,593,182	0	40,593,182
	Total	$1,020,400	$40,593,182	$0	$41,613,582

ME Muni Fund	Short-Term Securities	$1,523,402	$0	$0	$1,523,402
	Municipal Bonds	0	16,041,068	0	16,041,068
	Total	$1,523,402	$16,041,068	$0	$17,564,470

NH Muni Fund	Short-Term Securities	$175,794	$0	$0	$175,794
	Municipal Bonds	0	4,968,693	0	4,968,693
	Total	$175,794	$4,968,693	$0	$5,144,487

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the year ended July 31, 2013. There were no transfers into or out of Level 1 or Level 2 during the year ended July 31, 2013. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the year ended July 31, 2013.

NOTE 5: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2013, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$9,304,348	$10,633,539	$6,041,863	$2,000,505	$1,099,669
Sales	$8,231,220	$10,515,690	$3,989,765	$2,491,713	$521,244

NOTE 6: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/13:	Fund	Fund	Fund	Fund	Fund
Shares sold	535,364	587,006	753,022	140,317	146,481
Shares issued in connection with fund acquisition	1,788,059	0	0	0	0
Shares issued on reinvestment of dividends	111,915	75,603	54,607	29,072	7,372
Shares redeemed	(662,568)	(798,142)	(725,342)	(120,619)	(102,008)
Net increase (decrease)	1,772,770	(135,533)	82,287	48,770	51,845

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/12:	Fund	Fund	Fund	Fund	Fund
Shares sold	374,155	1,032,811	885,899	174,571	95,759
Shares issued on reinvestment of dividends	92,288	80,111	52,047	30,308	6,447
Shares redeemed	(388,881)	(317,048)	(261,426)	(115,924)	(52,953)
Net increase (decrease)	77,562	795,874	676,520	88,955	49,253

NOTE 7: Income Tax Information

At July 31, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$62,690,089	$41,799,237	$41,663,796	$17,243,373	$5,138,753
Unrealized appreciation	$2,255,779	$834,473	$747,620	$525,673	$117,231
Unrealized depreciation	(1,177,416)	(1,327,066)	(797,834)	(204,576)	(111,497)
Net*	$1,078,363	($492,593)	($50,214)	$321,097	$5,734

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/13	$1,803,754	$1,267,606	$1,183,754	$508,520	$136,136
Year Ended 7/31/12	$1,555,982	$1,264,817	$1,139,730	$531,606	$133,979

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($676,866)	$0	($286,587)	$0	($529)
Unrealized appreciation/(depreciation)*	1,078,363	(492,593)	(50,214)	321,097	5,734
Total accumulated earnings/(deficit)	$401,497	($492,593)	($336,801)	$321,097	$5,205

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2013 are as follows:

	KS Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2014	$388,935	$-	$-
Expires in 2015	240,848	-	-
Expires in 2016	-	-	529
Expires in 2018	-	260,308	-
Non-expiring S-T losses	34,287	18,258	-
Non-expiring L-T losses	12,796	8,021	-
Total	$676,866	$286,587	$529

For the year ended July 31, 2013, KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund utilized capital loss carryforwards of $0, $66,743, $0, $911, and $12,380, respectively and expired capital loss carryforwards of $2,680,173, $1,082,853, $1,147,142, $312,155, and $101,903, respectively. Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2013, KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund deferred to August 1, 2013, post-October capital losses of $6,629, $108,876, $36,223, $0, and $0, respectively.

NOTE 8: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than taxes, brokerage fees, commissions and acquired fund fees and expenses) until November 29, 2013 for KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund, so that the net annual operating expenses for each Fund do not exceed 1.08%. After this date, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/13	Payable at 7/31/13
	Advisory Fees	Advisory Fees
KS Muni Fund	$328,114	$28,850
NE Muni Fund	$233,319	$18,756
OK Muni Fund	$219,434	$18,811
ME Muni Fund	$92,529	$7,901
NH Muni Fund	$26,361	$2,302

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/13			Payable at 7/31/13
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$111,532	$0	$164,057	$464	$0	$14,425
NE Muni Fund	$136,020	$0	$116,659	$0	$0	$9,378
OK Muni Fund	$98,892	$3,137	$109,717	$126	$0	$9,406
ME Muni Fund	$42,024	$0	$46,264	$387	$0	$3,951
NH Muni Fund	$33,575	$0	$13,181	$0	$0	$1,151

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/13				Payable at 7/31/13
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$72,003	$24,860	$84,490	$31,382	$7,575	$7,691
NE Muni Fund	$45,022	$22,960	$57,930	$31,399	$4,248	$4,592
OK Muni Fund	$45,230	$18,152	$60,200	$25,242	$4,737	$5,260
ME Muni Fund	$15,084	$12,268	$26,276	$23,632	$1,670	$2,299
NH Muni Fund	$1,991	$5,893	$6,327	$25,054	$275	$562

*	After waivers.

NOTE 9: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$11.12	$10.64	$10.70	$10.45	$10.44

Income (loss) from investment operations:
Net investment income (loss)	$0.30	$0.37	$0.37	$0.38	$0.40
Net realized and unrealized gain (loss) on investments[3]	(0.56)	0.48	(0.06)	0.25	0.01
Total from investment operations	$(0.26)	$0.85	$0.31	$0.63	$0.41

Distributions from net investment income	$(0.30)	$(0.37)	$(0.37)	$(0.38)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.56	$11.12	$10.64	$10.70	$10.45

Total Return (excludes any applicable sales charge)	(2.37%)	8.07%	3.02%	6.12%	4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$64,405	$48,093	$45,175	$47,465	$47,365
Ratio of expenses to average net assets after waivers1 2 *	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.17%	1.18%	1.30%	1.33%	1.35%
Ratio of net investment income to average net assets1 2 *	2.75%	3.36%	3.54%	3.58%	3.88%
Portfolio turnover rate	13.40%	11.46%	8.31%	15.34%	16.73%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$10.69	$10.20	$10.22	$10.01	$10.03

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.34	$0.35	$0.35	$0.38
Net realized and unrealized gain (loss) on investments[3]	(0.70)	0.49	(0.02)	0.21	(0.02)
Total from investment operations	$(0.41)	$0.83	$0.33	$0.56	$0.36

Distributions from net investment income	$(0.29)	$(0.34)	$(0.35)	$(0.35)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$9.99	$10.69	$10.20	$10.22	$10.01

Total Return (excludes any applicable sales charge)	(3.96%)	8.23%	3.29%	5.64%	3.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,633	$46,038	$35,808	$33,816	$28,913
Ratio of expenses to average net assets after waivers1 2 *	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.20%	1.21%	1.33%	1.37%	1.41%
Ratio of net investment income to average net assets1 2 *	2.72%	3.22%	3.44%	3.41%	3.84%
Portfolio turnover rate	23.65%	12.38%	11.01%	18.92%	6.71%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$11.93	$11.24	$11.19	$10.78	$10.75

Income (loss) from investment operations:
Net investment income (loss)	$0.32	$0.34	$0.40	$0.40	$0.41
Net realized and unrealized gain (loss) on investments[3]	(0.73)	0.69	0.05	0.41	0.03
Total from investment operations	$(0.41)	$1.03	$0.45	$0.81	$0.44

Distributions from net investment income	$(0.32)	$(0.34)	$(0.40)	$(0.40)	$(0.41)

NET ASSET VALUE, END OF PERIOD	$11.20	$11.93	$11.24	$11.19	$10.78

Total Return (excludes any applicable sales charge)	(3.54%)	9.30%	4.15%	7.61%	4.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,551	$43,253	$33,156	$35,506	$32,019
Ratio of expenses to average net assets after waivers1 2 *	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.18%	1.19%	1.32%	1.35%	1.36%
Ratio of net investment income to average net assets1 2 *	2.70%	2.93%	3.62%	3.61%	3.91%
Portfolio turnover rate	9.54%	17.72%	13.35%	9.36%	3.48%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$11.36	$10.77	$10.85	$10.62	$10.44

Income (loss) from investment operations:
Net investment income (loss)	$0.31	$0.34	$0.34	$0.35	$0.35
Net realized and unrealized gain (loss) on investments[3]	(0.57)	0.59	(0.08)	0.23	0.18
Total from investment operations	$(0.26)	$0.93	$0.26	$0.58	$0.53

Distributions from net investment income	$(0.31)	$(0.34)	$(0.34)	$(0.35)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.79	$11.36	$10.77	$10.85	$10.62

Total Return (excludes any applicable sales charge)	(2.37%)	8.79%	2.50%	5.49%	5.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,702	$18,084	$16,176	$16,467	$15,413
Ratio of expenses to average net assets after waivers1 2 *	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.27%	1.29%	1.41%	1.46%	1.57%
Ratio of net investment income to average net assets1 2 *	2.76%	3.11%	3.22%	3.21%	3.38%
Portfolio turnover rate	11.52%	1.87%	8.00%	38.11%	15.39%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07	$10.66	$10.73	$10.50	$10.32

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.33	$0.35	$0.33	$0.29
Net realized and unrealized gain (loss) on investments[3]	(0.52)	0.41	(0.07)	0.23	0.18
Total from investment operations	$(0.24)	$0.74	$0.28	$0.56	$0.47

Distributions from net investment income	$(0.28)	$(0.33)	$(0.35)	$(0.33)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.55	$11.07	$10.66	$10.73	$10.50

Total Return (excludes any applicable sales charge)	(2.19%)	7.04%	2.64%	5.38%	4.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,173	$4,854	$4,150	$3,858	$3,816
Ratio of expenses to average net assets after waivers1 2 *	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.67%	1.78%	1.93%	2.47%	3.19%
Ratio of net investment income to average net assets1 2 *	2.62%	3.07%	3.30%	3.11%	2.81%
Portfolio turnover rate	10.57%	13.73%	10.19%	21.12%	15.93%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Integrity Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Integrity Managed Portfolios, comprising Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (the "Funds"), as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2009, were audited by another independent registered public accounting firm, whose report dated September 11, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Integrity Managed Portfolios as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen Fund Audit Services
COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 26, 2013

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/31/2013	Ending Account Value 7/31/2013	Expenses Paid During Period*	Annualized Expense Ratio
Kansas Municipal Fund
Actual	$1,000.00	$965.41	$5.31	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.45	1.08%
Nebraska Municipal Fund
Actual	$1,000.00	$950.11	$5.27	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.45	1.08%
Oklahoma Municipal Fund
Actual	$1,000.00	$955.52	$5.28	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.45	1.08%
Maine Municipal Fund
Actual	$1,000.00	$970.28	$5.32	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.45	1.08%
New Hampshire Municipal Fund
Actual	$1,000.00	$973.01	$5.33	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.45	1.08%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

BOARD OF DIRECTORS AND OFFICERS (unaudited)

The Board of Trustees ("Board") of the Funds consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Trustees for the five series of Integrity Managed Portfolios, the four series of The Integrity Funds, and the two series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of the five series of Integrity Managed Portfolios, the four series of The Integrity Funds, and the two series of Viking Mutual Funds.

Each Trustee serves the Funds until its termination; or until the Trustee's retirement, resignation, or death; or otherwise as specified in the Funds' organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc. (2006 to 2012), The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 11 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to 2012); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to 2012), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc. (1999 to 2012), Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Peoples State Bank of Velva, St. Joseph's Community Health Foundation and St. Joseph's Foundation, Minot Area Development Corporation, Kennedy Memorial Foundation

The Statement of Additional Information ("SAI") contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Trustee, and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to present): Viking Fund Management, LLC; Interim President: ND Tax-Free Fund, Inc. (2008 to 2009), Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Managed Portfolios (2008 to 2009), The Integrity Funds (2008 to 2009), and Integrity Fund of Funds, Inc. (2008 to 2009); Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), and Integrity Fund of Funds, Inc. (1994 to 2012); Trustee and Chairman (1996 to present): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board, Governor: Mainstream Investors, LLC (2012 to present)

(1)

Trustee who is an "interested person" of the Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (1999 to 2009): Viking Fund Distributors, LLC; President (2009 to 2012): Integrity Fund of Funds, Inc.; Treasurer and Trustee (1999 to 2009) and President (1999 to present): Viking Mutual Funds; President: (2009 to present), The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Minot Chamber of Commerce

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: ND Tax-Free Fund, Inc. (1988 to 2009; and Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009), and Vice President (1994 to 2012): Integrity Fund of Funds, Inc.; Secretary (1996 to 2009) and Vice President (1996 to present): Integrity Managed Portfolios; Secretary (2003 to 2009) and Vice President (2003 to present): The Integrity Funds; and Vice President (2009 to present): Viking Mutual Funds

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, LLC; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc. (2008 to 2012), Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Fund of Funds, Inc. (2005 to 2012), Integrity Managed Portfolios and The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to 2012): Integrity Fund of Funds, Inc.; Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 12/2012

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social Security number, name, address
	•	Account balance, transaction history, account transactions
	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes- information about your creditworthiness	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.
	•	limit access to nonpublic personal information to those employees requiring such information in performing their job functions.
How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:
	•	open an account or seek financial or tax advice
	•	provide account information or give us your contact information
	•	make a wire transfer

We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
	•	sharing for affiliates' everyday business purposes-information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies
	•	The Integrity Funds
	•	Viking Mutual Funds
	•	Integrity Managed Portfolios
	•	Corridor Investors, LLC
	•	Viking Fund Management, LLC
	•	Integrity Funds Distributor, LLC
	•	Integrity Fund Services, LLC
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn't jointly market.

Integrity Viking Funds includes:

•	The Integrity Funds
•	Viking Mutual Funds
•	Integrity Managed Portfolios

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX)

Integrity Dividend Harvest Fund (IDIVX)

Integrity Growth & Income Fund (IGIAX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. ("Cohen"), the principal accountants for the audit of the registrant's annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $40,000 for the year ended July 31, 2013 and $45,600 for the year ended July 31, 2012.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2013 and $0 for the year ended July 31, 2012.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $12,500 for the year ended July 31, 2013 and $15,000 for the year ended July 31, 2012. Such services included review of excise distribution calculations (if applicable), preparation of the Trust's federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year-end were performed by Cohen's full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant's Independence: The registrant's auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 27, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

September 27, 2013